Institutional Money Market Fund
Statement of Assets and Liabilities
June 30, 2000 (Unaudited)

----------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in Master Portfolio, at market value (Note 1)                                                $       10,435
                                                                                                        --------------
Total Assets                                                                                                    10,435
                                                                                                        --------------
LIABILITIES
Payables:
     Distribution to shareholders                                                                                   60
     Accrued expenses                                                                                                2
                                                                                                        --------------
Total Liabilities                                                                                                   62
                                                                                                        --------------
NET ASSETS                                                                                              $       10,373
                                                                                                        ==============
Net assets consist of:
     Paid-in capital                                                                                            10,373
                                                                                                        --------------
NET ASSETS                                                                                              $       10,373
                                                                                                        ==============
Distributor Shares
     Net Assets                                                                                         $        5,185
                                                                                                        ==============
     Shares Outstanding                                                                                          5,185
                                                                                                        ==============
     Net asset value and offering price per share                                                       $         1.00
                                                                                                        ==============
Institutional Shares
     Net Assets                                                                                         $        5,188
                                                                                                        ==============
     Shares Outstanding                                                                                          5,188
                                                                                                        ==============
     Net asset value and offering price per share                                                       $         1.00
                                                                                                        ==============

----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Fund
Statement of Operations
For the Six Months Ended June 30, 2000 (Unaudited)

-----------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
     Interest                                                                                               $       315
     Expenses                                                                                                        (5)
                                                                                                            -----------
Net investment income allocated from Master Portfolio                                                               310
                                                                                                            -----------
FUND EXPENSES (NOTE 2)
     Distribution costs - Distributor Shares                                                                          2
                                                                                                            -----------
Total fund expenses                                                                                                   2
                                                                                                            -----------
Net investment income                                                                                               308
                                                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                        $       308
                                                                                                            ===========
-----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Fund
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                     For the Six Months Ended
                                                                                June 30, 2000     For the Period Ended
                                                                                   (Unaudited)     December 31, 1999 *
                                                                     --------------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income                                                           $    308                 $    124
                                                                                     --------                 --------
Net increase in net assets resulting from operations                                      308                      124
                                                                                     --------                 --------
Distributions to shareholders:
     From net investment income
              Distributor Shares                                                         (153)                     (62)
              Institutional Shares                                                       (155)                     (62)
                                                                                     --------                 --------
Total distributions to shareholders                                                      (308)                    (124)
                                                                                     --------                 --------
Capital share transactions:
     Distributor Shares
          Proceeds from shares sold                                                         -                    5,000
          Reinvestment of dividends                                                       123                       62
                                                                                     --------                 --------
          Net increase in net assets resulting from capital share transactions            123                    5,062
                                                                                     --------                 --------
     Institutional Shares
          Proceeds from shares sold                                                         -                    5,000
          Reinvestment of dividends                                                       126                       62
                                                                                     --------                 --------
          Net increase in net assets resulting from capital share transactions            126                    5,062
                                                                                     --------                 --------
Increase in net assets                                                                    249                   10,124
NET ASSETS:
Beginning of period                                                                    10,124                        -
                                                                                     --------                 --------
End of period                                                                        $ 10,373                 $ 10,124
                                                                                     ========                 ========
SHARES ISSUED AND REDEEMED:
Distributor Shares
     Shares sold                                                                            -                    5,000
     Shares issued in reinvestment of dividends                                           123                       62
                                                                                     --------                 --------
Net increase in shares outstanding                                                        123                    5,062
                                                                                     ========                 ========
Institutional Shares
     Shares sold                                                                            -                    5,000
     Shares issued in reinvestment of dividends                                           126                       62
                                                                                     --------                 --------
Net increase in shares outstanding                                                        126                    5,062
                                                                                     ========                 ========

--------------------------------------------------------------------------------

*    Period from August 1, 1999 (commencement of operations) to December 31,
     1999.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period


Institutional Money Market Fund
--------------------------------------------------------------------------------

                                                                                        Six
                                                                               Months Ended
                                                                              Jun. 30, 2000                    Period Ended
                                                                                 (Unaudited)                  Dec. 31, 1999 *
                                                           ----------------------------------  --------------------------------
                                                              Distributor      Institutional    Distributor   Institutional
                                                                  Shares              Shares         Shares          Shares
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  1.00          $  1.00        $  1.00         $  1.00
                                                                 -------          -------        -------         -------
Income from investment operations:
     Net investment income                                          0.03             0.03           0.02            0.02
                                                                 -------          -------        -------         -------
Total from investment operations                                    0.03             0.03           0.02            0.02
                                                                 -------          -------        -------         -------
Less distributions:
     From net investment income                                    (0.03)           (0.03)         (0.02)          (0.02)
                                                                 -------          -------        -------         -------
Total distributions                                                (0.03)           (0.03)         (0.02)          (0.02)
                                                                 -------          -------        -------         -------
Net asset value, end of period                                   $  1.00          $  1.00        $  1.00         $  1.00
                                                                 =======          =======        =======         =======
Total return                                                        3.02%            3.06%          2.22%           2.26%
                                                                 =======          =======        =======         =======
Ratios/Supplemental data:
     Net assets, end of period (000s)                            $     5          $     5        $     5         $     5
     Ratio of expenses to average net assets                 +      0.22%            0.12%          0.09%           0.07%
     Ratio of net investment income to average net assets    +      5.94%            6.04%          2.95%           2.97%

--------------------------------------------------------------------------------


*    Period from August 1, 1999  (commencement of operations) to December 31,
     1999.
+ Annualized for periods of less than one year. These ratios include expenses charged to the Money Market Master Portfolio.


The accompanying notes are an integral part of these financial statements.

INSTITUTIONAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Barclays Global Investors Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Company was established as a Maryland corporation on October 15, 1992 commenced operations on July 2, 1993, and currently offers the following funds: Asset Allocation, Bond Index, Institutional Money Market, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market and S&P 500 Stock Funds.

     These financial statements relate to the Institutional Money Market Fund (the "Fund").

     The Fund presently offers two classes of shares, Distributor Shares and Institutional Shares. Shares of each class have identical interests in the Master Portfolio and have the same rights, however, differ principally in their respective distribution fees.

     The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


     INVESTMENT POLICY AND SECURITY VALUATION

     The Fund invests all of its assets in the Money Market Master Portfolio (the "Master Portfolio"). The Master Portfolio has the same investment objective as the Fund. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio (less than .01% as of June 30, 2000).

     The method by which the Master Portfolio values its securities is discussed in Note 1 of the Master Investment Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     The Fund seeks to maintain a constant net asset value of $1.00 per share. There is no assurance that the Fund will meet this objective.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     The Fund records daily, its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

     The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     DISTRIBUTIONS TO SHAREHOLDERS

     Distribution to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed annually, generally in December.

INSTITUTIONAL MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)


     FEDERAL INCOME TAXES

     The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended and to distribute annually substantially all of its income and any gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at June 30, 2000.

     ALLOCATION OF OPERATING ACTIVITY

     Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class.


2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Fund. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as a Sub-Administrator of the Fund.

     Stephens Inc. ("Stephens") is the Fund's distributor. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay expenses relating to the distribution of its Distributor Shares. Under the plan, Stephens is entitled to receive a fee for these services (expressed as a percentage of the average daily net assets of the Fund's Distributor Shares) of 0.10% from the Fund. This fee is an expense of the Distributor Shares only and is not borne by the Institutional Shares.

     The Company has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Fund, such as managing and coordinating third-party service relationships. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Fund's ordinary operating expenses, excluding, generally, advisory fees, distribution fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Under these arrangements, BGI and Stephens are entitled to receive for these administration services a combined fee (expressed as a percentage of average daily net assets) of 0.02% from the Fund.

     Certain officers and directors of the Company are also officers of Stephens. As of June 30, 2000, these officers of Stephens collectively owned less than 1% of the outstanding shares of the Fund.

3.  CAPITAL SHARE TRANSACTIONS

     As of June 30, 2000, there were 21.3 billion shares of $.001 par value capital stock authorized by the Company. Of these shares, the Fund was authorized to issue 7 billion shares of $.001 par value capital stock. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets.

     MONEY MARKET MASTER PORTFOLIO
     JUNE 30, 2000 (Unaudited)
     Schedule of Investments



     Security                                                                   Principal                 Value
     ----------------------------------------------------------------------------------------------------------
     ----------------------------------------------------------------------------------------------------------
     BANKERS' ACCEPTANCES--0.78%
     ----------------------------------------------------------------------------------------------------------
     Toronto-Dominion Bank
      6.63%, 12/13/00                                                          $2,948,667           $ 2,859,064
     ----------------------------------------------------------------------------------------------------------
     TOTAL BANKERS' ACCEPTANCES
     (Cost: $2,859,064)                                                                               2,859,064
     ----------------------------------------------------------------------------------------------------------

     Security                                                                   Principal                 Value
     ----------------------------------------------------------------------------------------------------------
     CERTIFICATES OF DEPOSIT--11.84%
     ----------------------------------------------------------------------------------------------------------
     Bank of America NA
      6.72%, 09/13/00                                                           5,000,000             5,000,465
     Banque National de Paris
      6.99%, 05/02/01                                                           3,500,000             3,499,723
     Bayerische Hypo-Und Vereinsbank AG
      6.63%, 08/21/00                                                           5,000,000             5,000,062
      6.72%, 09/14/00                                                           5,000,000             5,000,141
      7.00%, 05/02/01                                                           3,500,000             3,499,447
     Bayerische Landesbank
      5.93%, 10/02/00                                                           5,000,000             4,986,400
     Deutsche Bank AG
      6.66%, 03/08/01                                                           5,000,000             4,998,699
      6.70%, 03/14/01                                                           6,500,000             6,497,837
     Societe Generale
      6.90%, 03/29/01                                                           5,000,000             4,998,593
     ----------------------------------------------------------------------------------------------------------
     TOTAL CERTIFICATES OF DEPOSIT
     (Cost: $43,481,367)                                                                             43,481,367
     ----------------------------------------------------------------------------------------------------------
     Security                                                                   Principal                 Value
     ----------------------------------------------------------------------------------------------------------
     COMMERCIAL PAPER--59.21%
     ----------------------------------------------------------------------------------------------------------
     Accor BNP
      6.58%, 08/16/00                                                           5,000,000             4,957,961
      6.62%, 07/18/00                                                           3,935,000             3,922,699
     Alpine Securitization Corp.
      6.55%, 07/18/00                                                           2,609,000             2,600,930
      6.85%, 07/14/00                                                          10,000,000             9,975,264
     Associates Corp. of North America
      6.95%, 07/03/00                                                           5,000,000             4,998,069
     Atlantis One Funding Corp.
      6.58%, 07/13/00                                                           5,000,000             4,989,033
     Barton Capital Corp.
      6.61%, 09/12/00                                                           5,000,000             4,932,982
      6.62%, 07/18/00                                                           4,000,000             3,987,496
      6.62%, 08/24/00                                                           3,000,000             2,970,210
     British Telecommunications
      6.28%, 10/12/00                                                           5,000,000             4,910,161
     Centric Capital Corp.
      6.63%, 07/25/00                                                           3,000,000             2,986,740
     Corporate Asset Funding Co.
      6.19%, 07/10/00                                                           5,000,000             4,992,262
      6.52%, 07/12/00                                                           3,000,000             2,994,023

The accompanying notes are an integral part of these financial statements.

     MONEY MARKET MASTER PORTFOLIO
     JUNE 30, 2000 (Unaudited)
     Schedule of Investments

     Security                                                                   Principal                 Value
     ----------------------------------------------------------------------------------------------------------
     Countrywide Home Loans Inc.
      6.57%, 07/10/00                                                         $ 3,000,000            $2,995,072
      6.75%, 07/20/00                                                           5,000,000             4,982,188
     Falcon Asset Securitization Corp.
      6.55%, 07/03/00                                                           1,085,000             1,084,605
      6.55%, 07/25/00                                                           5,000,000             4,978,167
     Fayette Funding Corp.
      6.77%, 07/21/00                                                           5,000,000             4,981,194
     Forrestal Funding Corp.
      6.60%, 08/11/00                                                           5,000,000             4,962,417
     General Electric Capital Corp.
      6.54%, 07/28/00                                                           5,000,000             4,975,475
      6.60%, 09/06/00                                                           1,745,000             1,723,566
      6.62%, 09/11/00                                                           1,200,000             1,184,112
      6.62%, 09/12/00                                                           1,200,000             1,183,892
     General Motors Acceptance Corp.
      7.10%, 07/03/00                                                          10,000,000             9,996,056
     Goldman Sachs Group Inc.
      6.61%, 09/11/00                                                           5,000,000             4,933,900
     Greenwich Funding Corp.
      6.60%, 07/17/00                                                           5,000,000             4,985,333
      6.68%, 08/23/00                                                           3,180,000             3,148,727
     International Securitization Corp.
      6.62%, 07/11/00                                                           4,000,000             3,992,645
     Intrepid Funding
      6.06%, 08/07/00                                                           4,000,000             3,975,086
     Kitty Hawk Funding Corp.
      6.61%, 09/11/00                                                           5,000,000             4,933,900
     Koch Industries Inc.
      7.00%, 07/05/00                                                           8,000,000             7,993,778
     Lexington Parker Capital Corp.
      6.19%, 07/11/00                                                           5,000,000             4,991,403
      6.56%, 07/10/00                                                           2,154,000             2,150,468
      6.61%, 09/01/00                                                           2,514,000             2,485,381
      6.70%, 08/24/00                                                           3,000,000             2,969,850
     Liberty Street Funding Corp.
      6.64%, 09/19/00                                                           5,000,000             4,926,222
      6.68%, 08/21/00                                                           4,000,000             3,962,147
     Moat Funding LLC
      6.64%, 09/20/00                                                           5,000,000             4,925,356
      6.70%, 08/23/00                                                           3,000,000             2,970,408
      6.70%, 12/12/00                                                           5,000,000             4,847,389
     Moriarty LLC
      6.35%, 09/25/00                                                           2,000,000             1,969,661
      6.56%, 07/10/00                                                           5,000,000             4,991,800
      6.70%, 12/15/00                                                           5,000,000             4,844,597
     Prudential Funding Corp.
      6.31%, 10/23/00                                                           5,000,000             4,900,092
     Quincy Capital Corp.
      6.55%, 07/25/00                                                           5,907,000             5,881,206
      6.56%, 07/14/00                                                           1,726,000             1,721,911

The accompanying notes are an integral part of these financial statements.

    MONEY MARKET MASTER PORTFOLIO
    JUNE 30, 2000 (Unaudited)
    Schedule of Investments

    Security                                                              Principal                 Value
    -----------------------------------------------------------------------------------------------------
    Silver Tower US Funding LLC
      6.63%, 09/25/00                                                   $ 5,000,000          $  4,920,808
    Variable Funding Capital Corp.
      6.60%, 07/18/00                                                     5,000,000             4,984,417
    Windmill Funding Corp.
      6.62%, 07/10/00                                                     5,000,000             4,991,725
      6.95%, 07/03/00                                                     7,836,000             7,832,974
    -----------------------------------------------------------------------------------------------------

    TOTAL COMMERCIAL PAPER
    (Cost: $217,495,758)                                                                      217,495,758
    -----------------------------------------------------------------------------------------------------

    Security                                                              Principal                 Value
    -----------------------------------------------------------------------------------------------------
    MEDIUM TERM NOTES--4.90%
    -----------------------------------------------------------------------------------------------------
    AmeriCredit Corp.
      6.89%, 06/05/01                                                     8,000,000             8,000,000
    Associates Automobile 2000-1 "A-1"
      6.85%, 06/15/01                                                     5,000,000             5,000,000
    Ford Credit Auto Owner Trust 2000-C "A-2"
      6.82%, 06/15/01                                                     5,000,000             5,000,000
    -----------------------------------------------------------------------------------------------------

    TOTAL MEDIUM TERM NOTES
    (Cost: $18,000,000)                                                                        18,000,000
    -----------------------------------------------------------------------------------------------------
    Security                                                              Principal                 Value
    -----------------------------------------------------------------------------------------------------
    VARIABLE & FLOATING RATE NOTES--22.95%
    -----------------------------------------------------------------------------------------------------
    Associates Manufactured Housing Certificates
      6.88%, 10/16/00                                                     4,569,784             4,569,784
    Bank of America
      6.65%, 04/27/01                                                     5,000,000             5,000,000
    Bayerische Landesbank
      6.59%, 02/28/01                                                     5,000,000             4,998,382
    CIT Equipment Collateral
      6.64%, 03/20/01                                                    10,000,000            10,000,000
    Countrywide Home Loans Inc.
      7.15%, 08/28/00                                                     4,715,000             4,717,276
    First Union National Bank
      6.65%, 05/29/01                                                     5,000,000             5,000,000
    Ford Motor Credit Co.
      6.45%, 07/16/01                                                    10,000,000            10,014,745
      6.74%, 08/18/00                                                     7,000,000             6,999,087
    National City Bank
      6.63%, 10/04/00                                                     8,000,000             7,997,508
    Norwest Financial Inc.
      6.64%, 09/07/00                                                     5,000,000             4,999,451
    Sigma Finance Inc.
      6.90%, 09/15/00                                                     5,000,000             5,000,000
    SMM Trust 2000-B "A-1"
      6.81%, 12/15/00                                                     5,000,000             5,000,000

The accompanying notes are an integral part of these financial statements.

    MONEY MARKET MASTER PORTFOLIO
    JUNE 30, 2000 (Unaudited)
    Schedule of Investments


    Security                                                               Principal                 Value
    ------------------------------------------------------------------------------------------------------
    SMM Trust 2000-E
      6.67%, 03/14/01                                                     $5,000,000          $  5,000,000
    Special Purpose Accounts Receivable Corp.
      6.65%, 01/05/01                                                      5,000,000             5,000,000
    ------------------------------------------------------------------------------------------------------

    TOTAL VARIABLE & FLOATING RATE NOTES
    (Cost: $84,296,233)                                                                         84,296,233
    ------------------------------------------------------------------------------------------------------

    Security                                                               Principal                 Value
    ------------------------------------------------------------------------------------------------------

    REPURCHASE AGREEMENTS--0.00%

    ------------------------------------------------------------------------------------------------------
    Morgan Stanley Tri Party Repurchase Agreement, dated 6/30/00, due
    7/03/00, with a maturity value of $451 and an effective yield of 6.30%.      451                   451
    ------------------------------------------------------------------------------------------------------
    TOTAL REPURCHASE AGREEMENTS
    (Cost: $451)                                                                                       451
    ------------------------------------------------------------------------------------------------------

    TOTAL INVESTMENTS IN SECURITIES -- 99.68%
    (Cost $366,132,873)*                                                                      $366,132,873
    ------------------------------------------------------------------------------------------------------
    Other Assets, Less Liabilities -- 0.32 %                                                     1,220,874
    ------------------------------------------------------------------------------------------------------
    NET ASSETS - 100.00%                                                                      $367,353,747
    ======================================================================================================

----------------------------------------------------------------------------------------------------------
*    Cost for income tax purposes is the same as for financial statement purposes.

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
Statement of Assets and Liabilities
June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investments at market value (Cost: $366,132,873) (Note 1)          $ 366,132,873
Receivables:
     Interest                                                          1,322,821
                                                                   -------------
Total Assets                                                         367,455,694
                                                                   -------------
LIABILITIES
Payables:
     Due to BGI (Note 2)                                                 101,947
                                                                   -------------
Total Liabilities                                                        101,947
                                                                   -------------
NET ASSETS                                                         $ 367,353,747
                                                                   =============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
Statement of Operations
For the Six Months Ended June 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
     Interest                                                       $  8,855,215
                                                                    ------------
Total investment income                                                8,855,215
                                                                    ------------
EXPENSES (NOTE 2)
     Advisory fees                                                       141,718
                                                                    ------------
Total expenses                                                           141,718
                                                                    ------------
Net investment income                                                  8,713,497
                                                                    ------------
Net realized gain on sale of investments                                      22
                                                                    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  8,713,519
                                                                    ============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio
Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                 For the Six Months
                                                                Ended June 30, 2000  For the Period Ended   For the Period Ended
                                                                        (Unaudited)     December 31, 1999 *    February 28, 1999 **
                                                                -------------------  --------------------   --------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income                                             $   8,713,497         $   9,767,206          $   5,411,548
    Net realized gain                                                            22                 4,552                      -
                                                                -------------------  --------------------   --------------------
Net increase (decrease) in net assets resulting from operations           8,713,519             9,771,758              5,411,548
                                                                -------------------  --------------------   --------------------
Interestholder transactions:
    Contributions                                                       514,970,795           343,767,992            257,234,773
    Withdrawals                                                        (401,803,829)         (370,712,809)                     -
                                                                -------------------  --------------------   --------------------
Net increase (decrease) in net assets resulting from
 interestholder transactions                                            113,166,966           (26,944,817)           257,234,773
                                                                -------------------  --------------------   --------------------
Increase (decrease) in net assets                                       121,880,485           (17,173,059)           262,646,321
NET ASSETS:
Beginning of period                                                     245,473,262           262,646,321                      -
                                                                -------------------  --------------------   --------------------
End of period                                                         $ 367,353,747         $ 245,473,262          $ 262,646,321
                                                                ===================  ====================   ====================

--------------------------------------------------------------------------------

* For the ten months ended December 31, 1999. The Master Porfolio changed its fiscal year end from February 28 to December 31.

** For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

   Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index and U.S. Equity Index Master Portfolios.

   These financial statements relate to the Money Market Master Portfolio (the "Master Portfolio").

   The following is a summary of significant accounting policies which are consistently followed by the MIP in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION

   The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

   SECURITY TRANSACTIONS AND INCOME RECOGNITION

   Security transactions are accounted for on the date securities are purchased or sold (trade date). Interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. The Master Portfolio amortizes premium and accretes discount on a straight-line basis to maturity.

   FEDERAL INCOME TAXES

   MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

   It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

   REPURCHASE AGREEMENTS

   Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

   The repurchase agreement entered into on June 30, 2000 by the Master Portfolio is fully collateralized by U.S. Government obligations with a rate of 5.625%, a maturity date of 02/15/06 and an aggregate market value of $9,910.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

   Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is entitled to receive 0.10% of the average daily net assets of the Master Portfolio, as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

   Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

   Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

   The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

   Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2000, these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3. FINANCIAL HIGHLIGHTS

   The ratios of expenses to average net assets and net investment income to average net assets for the Master Portfolio are as follows:

                                                                    Six            For the            For the
                                                           Months Ended       Period Ended       Period Ended
                                                          June 30, 2000        December 31,       February 28,
                                                            (Unaudited)               1999 *             1999 **
---------------------------------------------------------------------------------------------------------------------
   Ratio of expenses to average net assets              +         0.10%              0.10%              0.10%

   Ratio of net investment income to average net assets +         6.16%              5.23%              5.17%
---------------------------------------------------------------------------------------------------------------------

* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year-end from February 28 to December 31.

** For the period from September 1, 1998 (commencement of operations) to February 28, 1999.

+    Annualized for period of less than one year.